Investments in Associates and Joint Ventures - Carrying Value of Investments in Associates (Parenthetical) (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020
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Disclosure of Investments in Associates and Joint Ventures [Line Items]
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